GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL.
GOODWILL

7.                                      GOODWILL

The Group has two reporting units, Taiyuan Xueda Education & Training School (“Taiyuan Xueda”) and Weland, that carry goodwill. The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2013 were as follows:

	December 31,
	2012			2013
	Taiyuan			Taiyuan
	Xueda	Weland	Total	Xueda	Weland	Total

Gross amount
Beginning balance at January 1	863	—	863	872	2,857	3,729
Acquisition (Note 3)	—	2,795	2,795	—	—	—
Exchange difference	9	62	71	25	83	108

Ending balance at December 31	872	2,857	3,729	897	2,940	3,837

Accumulated impairment loss
Beginning balance at January 1	—	—	—	—	—	—
Charge for the year	—	—	—	—	(2,923)	(2,923)
Exchange difference	—	—	—	—	(17)	(17)

Ending balance at December 31	—	—	—	—	(2,940)	(2,940)

Goodwill, net	872	2,857	3,729	897	—	897

The Group performs its annual goodwill impairment tests on December 31 of each year. Due to the lowered earnings forecast and increased competition in the industry, a goodwill impairment loss of $2,923 related to Weland was recognized in the year ended December 31, 2013. The fair value of the reporting unit of Weland was estimated based on the discounted cash flows as set out in Note 9.

During the years ended December 31, 2011, 2012 and 2013, the Company recognized goodwill impairment losses of $nil, $nil and $2,923, respectively.